Stockholders' Deficiency and Members' Equity (Tables) (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Schedule of Stock Option Activity

The following table summarizes stock option activities for the years ended December 31, 2019 and 2018:

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding January 1, 2018	156,000	$17.74	$7.12	$-
Granted	2,000	4.44	-	-
Exercised	-	-	-	-
Cancelled	(6,000)	10.42	-	-
Forfeited	(4,000)	6.38	-	-
Expired	(1,000)	16.00	-	-
Outstanding December 31, 2018	147,000	18.20	6.08	-
Granted	3,000	3.15	-	-
Exercised	-	-	-	-
Cancelled	(6,000)	13.32	-	-
Forfeited	(2,000)	6.24	-	-
Expired	-	-	-	-
Outstanding December 31, 2019	142,000	$18.26	5.14	$-
Options vested and exercisable at December 31, 2019	140,000	$18.43	5.10	$-

Brooklyn Immunotherapeutics, LLC [Member]
Schedule of Stock Option Activity

The following represents activity related to the Predecessor’s stock options during the period from the January 1, 2018 through November 5, 2018:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, January 1, 2018	1,165	$208	1.5	$-
Granted	-	-	-	-
Exercised
Forfeited	(80)	$300	-	-
Outstanding, November 5, 2018	1,085	$201	0.7	$-

Exercisable, November 5, 2018	1,085	$201	0.7	$-

Schedule of Stock Options Outstanding and Exercisable

The following table presents information related to stock options at November 5, 2018:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$200	1,075	0.7	1,075
$300	10	0.2	10
	1,085	0.7	1,085